CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net Sales
Cost of Sales
Gross Profit
Expenses:
General & Administrative	12,485	14,810	29,348
Legal and Accounting	10,500	10,000	45,250
Consulting	47,593	36,670	153,883
Total Expenses	70,578	61,480	228,481
Net (loss) before Income Taxes	(70,578)	(61,480)	(228,481)
Other - Interest Expense		(1,375)	(1,375)
Provision for Income Taxes
Net (loss)	$ (70,578)	$ (62,855)	$ (229,856)
Basic and diluted net loss per common share	$ (0.005)	$ (0.006)
Weighted average number of common shares outstanding	13,218,760	11,310,110